Earnings Per Share (Summary of Net Income (Loss) Attributable to NHI Common Shareholders Per Share Basic and Diluted) (Details) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Earnings Per Share
Net income (loss) attributable to NHI, basic	$ 346	¥ 28,661	¥ 67,798	¥ (708,192)
Weighted average number of shares outstanding, basic	3,627,798,587	3,627,798,587	3,126,790,289	1,941,906,637
Net income (loss) attributable to NHI common shareholders per share, basic	$ 0.10	¥ 7.90	¥ 21.68	¥ (364.69)
Net income (loss) attributable to NHI, diluted	$ 346	¥ 28,642	¥ 67,784	¥ (708,207)
Weighted average number of shares outstanding, diluted	3,642,689,381	3,642,689,381	3,139,394,052	1,934,159,290
Net income (loss) attributable to NHI common shareholders per share, diluted	$ 0.09	¥ 7.86	¥ 21.59	¥ (366.16)